Acquired Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Goodwill
5. Acquired Intangible Assets and Goodwill
Intangible assets acquired in a business combination are recognized at fair value and amortized over their estimated useful lives. The carrying basis and accumulated amortization of recognized intangible assets at April 2, 2022 and January 1, 2022, are as follows:

	April 2,			January 1,
	2022			2022
	Gross Carrying Amount	Accumulated Amortization	Average Remaining Life in Years	Gross Carrying Amount	Accumulated Amortization

Intangible Assets
Customer relationships	$409,715	$104,635	11	$410,094	$97,895
Noncompete agreements	411	236	5	412	231
Tradenames and trademarks	107,826	—	Indefinite	107,980	—
Other intangibles	61,804	46,484	6	61,836	46,156

	$579,756	$151,355		$580,322	$144,282

Changes to gross carrying amount of recognized intangible assets due to translation adjustments include an approximate $566 and $270 loss for the period ended April 2, 2022 and January 1, 2022, respectively. Amortization expense was approximately $7,225 and $6,832 for the three months ended April 2, 2022 and March 27, 2021, respectively.
The changes in the carrying amounts of goodwill for the period ended April 2, 2022 were as follows:

Balance as of January 1, 2022	$369,286

Changes due to foreign currency fluctuations	(7)

Balance as of April 2, 2022	$369,279

5. Acquired Intangible Assets and Goodwill
Intangible assets acquired in a business combination (See Note 10 Business Combinations) are recognized at fair value and amortized over their estimated useful lives. The carrying basis and accumulated amortization of recognized intangible assets at January 1, 2022 and December 26, 2020 are as follows:

	January 1,			December 26,
	2022			2020
	Gross Carrying Amount	Accumulated Amortization	Average Remaining Life in Years	Gross Carrying Amount	Accumulated Amortization
Intangible Assets
Customer relationships	$410,094	$97,895	11	$380,863	$71,390
Noncompete agreements	412	231	5	413	151
Tradenames and trademarks	107,980	—	Indefinite	85,598	—
Other intangibles	61,836	46,156	6	58,405	41,279

	$580,322	$144,282		$525,278	$112,820

Changes to gross carrying amount of recognized intangible assets due to translation adjustments include an approximate $270 and $997 loss
,
for the years ended January 1, 2022 and December 26, 2020, respectively. Amortization expense was approximately $31,588
,
$27,046
, and $30,511 for the years ended January 1, 2022, December 26, 2020 and December 28, 2019, respectively.
The changes in the carrying amounts of goodwill for the periods ended January 1, 2022 and December 26, 2020 were as follows:

Balance as of December 28, 2019	$256,227

Goodwill acquired during the period	$2,607
Changes due to foreign currency fluctuations	$589
Balance as of December 26, 2020	$259,423

Goodwill acquired during the period	110,240
Changes due to foreign currency fluctuati o ns	(376)

Balance as of January 1, 2022	$369,286